Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	€ 4,812,854	€ 6,474,441	€ 5,338,962
General and administrative	4,951,456	5,258,501	5,705,030
Total operating expenses	9,764,310	11,732,942	11,043,992
Loss from operations	(9,764,310)	(11,732,942)	(11,043,992)
Other income (expense)
Others income (expense)	529,683	(4,875)	242,554
Finance income	81,140	309,253	36,985
Net exchange rate gain (loss)	240,992	(216,891)	2,286,690
Total other income (expense), net	851,815	87,487	2,566,229
Loss before income taxes	(8,912,495)	(11,645,455)	(8,477,763)
Income tax benefit (expense)
Net loss	€ (8,912,495)	€ (11,645,455)	€ (8,477,763)
Earnings Per Share, Diluted	€ (0.49)	€ (0.64)	€ (0.47)
Weighted Average Number of Shares Outstanding, Diluted	18,273,490	18,216,907	18,216,858
Other comprehensive income (loss)
Total change of marketable debt securities	€ (118,750)	€ 214,984
Change in foreign currency translation	(23,446)	(15,853)
Total other comprehensive income (loss)	(142,196)	199,131
Comprehensive loss	€ (9,054,691)	€ (11,446,324)	€ (8,477,763)